Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Statement
Entity Registrant Name	Grifols SA
Entity Central Index Key	0001438569
Document Type	20-F
Document Registration Statement	false
Document Period End Date	Dec. 31, 2019
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Class A, Ordinary shares
Statement
Entity Common Stock, Shares Outstanding	426,129,798
Class B, Preference shares
Statement
Entity Common Stock, Shares Outstanding	261,425,110